GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                              Phone: (215) 988-7800
                            Facsimile: (215) 988-7801



                                                    Terrance James Reilly, Esq.
                                                    Direct Dial:  (215) 988-7815
                                                    E-mail:  reillyte@gtlaw.com



                                  January 3, 2003


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:   New Century Portfolios
      File Nos. 33-24041/811-05646

Ladies and Gentlemen:

      On behalf of New Century Portfolios (the "Trust"), attached herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find a Supplement dated January 3, 2003 to the Trust's Statement of Additional Information dated February 28, 2002 as revised through August 1, 2002.

                                   Sincerely,


                                   /s/ Terrance James Reilly
                                   Terrance James Reilly




cc:   Steven M. Felsenstein
      Nicole M. Tremblay

                                                   Filed Pursuant to Rule 497(e)
                                                   1933 Act File No. 33-24041
                                                   1940 Act File No. 811-5646



                             NEW CENTURY PORTFOLIOS
                                  (the "Trust")


                        Supplement dated January 3, 2003
                                     to the
                 Statement of Additional Information (the "SAI")
                             dated February 28, 2002
                        as revised through August 1, 2002


     The following supplements the information contained under the section entitled "Officers and Trustees of New Century Portfolios," on page 26 of the Trust's SAI.

     Effective December 18, 2002, Wayne M. Grzecki, who currently serves as the President and Chief Executive Officer of the Trust, began serving in the additional capacities of Treasurer and Chief Financial Officer of the Trust.

     In addition, as of such date, Nicole M. Tremblay, Esq. was appointed as the Secretary, Assistant Treasurer and Chief Compliance Officer of the Trust. Ms. Tremblay, age 28, is the Chief Compliance Officer of Weston Financial Group, Inc. (since November, 2002). Prior thereto, Ms. Tremblay was the Chief Compliance Officer and Assistant Counsel at Gold K, Inc. (from May, 2002 to October, 2002); Independent Legal Consultant, Allmerica Financial Life Insurance & Annuity Company (from March, 2002 to May, 2002); and Compliance Review Officer, Sun Life Financial (from January, 1996 to February, 2002).



                       PLEASE RETAIN FOR FUTURE REFERENCE